Document and Entity Information	Sep. 12, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001814329
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Sep. 12, 2023
Entity Registrant Name	Astra Space, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39426
Entity Tax Identification Number	85-1270303
Entity Address, Address Line One	1900 Skyhawk Street
Entity Address, City or Town	Alameda
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94501
City Area Code	(866)
Local Phone Number	278-7217
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	ASTR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false